UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21787

Name of Fund: Enhanced S&P 500(R) Covered Call Fund Inc. (BEO)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, Enhanced S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

Enhanced S&P 500(R)
Covered Call Fund Inc.

Annual Report
December 31, 2007

[LOGO] IQ INVESTMENT                            [LOGO] OPPENHEIMER CAPITAL
           ADVISORS

Enhanced S&P 500(R) Covered Call Fund Inc.

Portfolio Information as of December 31, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ....................................................   3.1%
General Electric Co. .................................................   2.3
Microsoft Corp. ......................................................   1.8
AT&T Inc. ............................................................   1.5
The Procter & Gamble Co. .............................................   1.4
Chevron Corp. ........................................................   1.2
Johnson & Johnson ....................................................   1.2
Bank of America Corp. ................................................   1.1
Apple Computer, Inc. .................................................   1.1
Cisco Systems, Inc. ..................................................   1.0
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ..........................................   8.1%
Pharmaceuticals ......................................................   5.0
Computers & Peripherals ..............................................   3.6
Diversified Financial Services .......................................   3.5
Insurance ............................................................   3.4
--------------------------------------------------------------------------------

S&P 500(R) Index Sector Weightings                                    Percent of
on Common Stock                                            Long-Term Investments
--------------------------------------------------------------------------------
Financials ...........................................................   17.7%
Information Technology ...............................................   16.7
Energy ...............................................................   12.7
Health Care ..........................................................   12.0
Industrials ..........................................................   11.5
Consumer Staples .....................................................   10.2
Consumer Discretionary ...............................................   8.5
Utilities ............................................................   3.8
Telecommunication Services ...........................................   3.6
Materials ............................................................   3.3
--------------------------------------------------------------------------------
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

S&P 500 and Standard & Poor's 500 are registered trademarks of the McGraw-Hill Companies.


2      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

A Summary From Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for Enhanced S&P 500(R) Covered Call Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following is provided by Oppenheimer Capital LLC, the Fund's subadviser.

The investment objective of Enhanced S&P 500(R) Covered Call Fund Inc. (the "Fund") is to seek leveraged returns on the CBOE S&P 500(R) BuyWrite IndexSM (the "BXM Index"), less fees and expenses. The Fund will employ leverage to increase the volatility of the Fund's investment portfolio to approximate the volatility of the Standard and Poor's 500(R) Composite Stock Price Index ("S&P 500 Index"). The BXM Index is a passive, total return index that is based on purchasing the common stocks of all of the companies included in the S&P 500 Index, weighted in the same proportions as the S&P 500 Index (the "S&P 500 Index Stocks"), and writing (selling) one-month call options on the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective.

For the annual period ended December 31, 2007, the Fund had a total investment return as set forth in the table below, based on the change per share in net asset value of $18.99 to $17.86. For the same period, the Fund's unmanaged reference index, the BXM Index, had a total return as shown below. All of the Fund and index information presented includes the reinvestment of any dividends or distributions. Distribution information may be found in the Notes to Financial Statements, Note 5.

--------------------------------------------------------------------------------
Period                                  Fund*         BXM Index**     Difference
--------------------------------------------------------------------------------
Fiscal year ended
December 31, 2007                       6.34%           6.59%           (0.25%)
--------------------------------------------------------------------------------
Since inception
(September 30, 2005)                   22.57%          18.30%            4.27%
--------------------------------------------------------------------------------
*     Fund performance information is net of expenses.
**    The reference index has no expenses associated with performance.

For more detail with regard to the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), please refer to the Financial Highlights section of this report.

As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Stephen Bond-Nelson
Portfolio Manager

January 18, 2008

CBOE, Volatility Index and VIX are registered trademarks and BXM is a service mark of the Chicago Board Options Exchange.


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      3

Schedule of Investments as of December 31, 2007

                                                                   Shares
Industry        Common Stocks                                        Held          Value
===========================================================================================
Aerospace & Defense -- 2.3%
                Boeing Co.                                          7,701      $    673,529
                General Dynamics Corp.                              3,998           355,782
                Goodrich Corp.                                      1,238            87,415
                Honeywell International, Inc.                       7,420           456,849
                L-3 Communications Holdings, Inc.                   1,246           132,001
                Lockheed Martin Corp.                               3,448           362,936
                Northrop Grumman Corp.                              3,362           264,388
                Precision Castparts Corp.                           1,372           190,296
                Raytheon Co.                                        4,265           258,886
                Rockwell Collins, Inc.                              1,619           116,519
                United Technologies Corp.                           9,822           751,776
                                                                               ------------
                                                                                  3,650,377
-------------------------------------------------------------------------------------------
Air Freight & Logistics -- 0.7%
                C.H. Robinson Worldwide, Inc.                       1,687            91,300
                Expeditors International Washington, Inc.           2,117            94,588
                FedEx Corp.                                         3,073           274,019
                United Parcel Service, Inc. Class B                10,441           738,388
                                                                               ------------
                                                                                  1,198,295
-------------------------------------------------------------------------------------------
Airlines -- 0.1%
                Southwest Airlines Co.                              7,293            88,975
-------------------------------------------------------------------------------------------
Auto Components -- 0.2%
                The Goodyear Tire & Rubber Co. (a)                  2,383            67,248
                Johnson Controls, Inc.                              5,900           212,636
                WABCO Holdings, Inc.                                    1                50
                                                                               ------------
                                                                                    279,934
-------------------------------------------------------------------------------------------
Automobiles -- 0.2%
                Ford Motor Co. (a)                                 20,966           141,101
                General Motors Corp.                                5,624           139,981
                Harley-Davidson, Inc.                               2,399           112,057
                                                                               ------------
                                                                                    393,139
-------------------------------------------------------------------------------------------
Beverages -- 1.9%
                Anheuser-Busch Cos., Inc.                           7,291           381,611
                Brown-Forman Corp. Class B                            855            63,364
                The Coca-Cola Co.                                  19,747         1,211,873
                Coca-Cola Enterprises, Inc.                         2,843            74,003
                Constellation Brands, Inc. Class A (a)              1,926            45,531
                Molson Coors Brewing Co. Class B                    1,358            70,100
                Pepsi Bottling Group, Inc.                          1,378            54,376
                PepsiCo, Inc.                                      15,994         1,213,945
                                                                               ------------
                                                                                  3,114,803
-------------------------------------------------------------------------------------------
Biotechnology -- 0.9%
                Amgen, Inc. (a)                                    10,807           501,877
                Biogen Idec, Inc. (a)                               2,915           165,922
                Celgene Corp. (a)                                   3,834           177,169
                Genzyme Corp. (a)                                   2,643           196,745
                Gilead Sciences, Inc. (a)                           9,248           425,500
                                                                               ------------
                                                                                  1,467,213
-------------------------------------------------------------------------------------------
Building Products -- 0.1%
                Masco Corp.                                         3,664            79,179
                Trane, Inc.                                         1,703            79,547
                                                                               ------------
                                                                                    158,726
-------------------------------------------------------------------------------------------
Capital Markets -- 2.7%
                American Capital Strategies Ltd.                    1,905            62,789
                Ameriprise Financial, Inc.                          2,304           126,973
                The Bank of New York Mellon Corp.                  11,314           551,671
                The Bear Stearns Cos., Inc.                         1,148           101,311
                The Charles Schwab Corp.                            9,307           237,794
                E*Trade Financial Corp. (a)                         4,210            14,945
                Federated Investors, Inc. Class B                     859            35,356
                Franklin Resources, Inc.                            1,605           183,660
                The Goldman Sachs Group, Inc.                       3,951           849,663
                Janus Capital Group, Inc.                           1,524            50,063
                Legg Mason, Inc.                                    1,334            97,582
                Lehman Brothers Holdings, Inc.                      5,266           344,607
                Merrill Lynch & Co., Inc. (b)                       8,505           456,548
                Morgan Stanley                                     10,544           559,992
                Northern Trust Corp.                                1,901           145,579
                State Street Corp.                                  3,837           311,564
                T. Rowe Price Group, Inc.                           2,622           159,627
                                                                               ------------
                                                                                  4,289,724
-------------------------------------------------------------------------------------------
Chemicals -- 1.5%
                Air Products & Chemicals, Inc.                      2,140           211,068
                Ashland, Inc.                                         553            26,229
                The Dow Chemical Co.                                9,383           369,878
                E.I. du Pont de Nemours & Co.                       8,933           393,856
                Eastman Chemical Co.                                  805            49,178
                Ecolab, Inc.                                        1,736            88,901
                Hercules, Inc.                                      1,148            22,214
                International Flavors & Fragrances, Inc.              804            38,697
                Monsanto Co.                                        5,433           606,812
                PPG Industries, Inc.                                1,627           114,264
                Praxair, Inc.                                       3,139           278,461
                Rohm & Haas Co.                                     1,245            66,072
                Sigma-Aldrich Corp.                                 1,292            70,543
                                                                               ------------
                                                                                  2,336,173
-------------------------------------------------------------------------------------------
Commercial Banks -- 2.4%
                BB&T Corp.                                          5,458           167,397
                Comerica, Inc.                                      1,500            65,295
                Commerce Bancorp, Inc.                              1,936            73,839
                Fifth Third Bancorp                                 5,292           132,988
                First Horizon National Corp.                        1,256            22,796
                Huntington Bancshares, Inc.                         3,635            53,653
                KeyCorp                                             3,863            90,587
                M&T Bank Corp.                                        746            60,851
                Marshall & Ilsley Corp.                             2,555            67,656
                National City Corp.                                 6,295           103,616
                The PNC Financial Services Group, Inc.              3,473           228,002
                Regions Financial Corp.                             6,906           163,327
                SunTrust Banks, Inc.                                3,470           216,840
                Synovus Financial Corp.                             3,263            78,573
                U.S. Bancorp                                       17,156           544,531
                Wachovia Corp.                                     19,627           746,415
                Wells Fargo & Co.                                  33,527         1,012,180
                Zions Bancorporation                                1,073            50,098
                                                                               ------------
                                                                                  3,878,644
-------------------------------------------------------------------------------------------
Commercial Services & Supplies -- 0.4%
                Allied Waste Industries, Inc. (a)                   2,877            31,704
                Avery Dennison Corp.                                1,058            56,222
                Cintas Corp.                                        1,342            45,118
                Equifax, Inc.                                       1,310            47,632
                Monster Worldwide, Inc. (a)                         1,271            41,180
                Pitney Bowes, Inc.                                  2,155            81,976
                R.R. Donnelley & Sons Co.                           2,132            80,462
                Robert Half International, Inc.                     1,600            43,264
                Waste Management, Inc.                              5,051           165,016
                                                                               ------------
                                                                                    592,574
-------------------------------------------------------------------------------------------


4      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

                                                                   Shares
Industry        Common Stocks                                        Held          Value
===========================================================================================
Communications Equipment --2.0%
                Ciena Corp. (a)                                       850      $     28,993
                Cisco Systems, Inc. (a)                            60,280         1,631,780
                Corning, Inc.                                      15,657           375,611
                JDS Uniphase Corp. (a)                              2,181            29,007
                Juniper Networks, Inc. (a)                          5,182           172,042
                Motorola, Inc.                                     22,696           364,044
                QUALCOMM, Inc.                                     16,260           639,831
                Tellabs, Inc. (a)                                   4,363            28,534
                                                                               ------------
                                                                                  3,269,842
-------------------------------------------------------------------------------------------
Computers & Peripherals -- 3.6%
                Apple Computer, Inc. (a)                            8,699         1,723,098
                Dell, Inc. (a)                                     22,266           545,740
                EMC Corp.                                          20,847           386,295
                Hewlett-Packard Co.                                25,615         1,293,045
                International Business Machines Corp.              13,691         1,479,997
                Lexmark International, Inc. Class A (a)               941            32,803
                Network Appliance, Inc. (a)                         3,420            85,363
                QLogic Corp. (a)                                    1,360            19,312
                SanDisk Corp. (a)                                   2,267            75,196
                Sun Microsystems, Inc. (a)                          8,233           149,264
                Teradata Corp. (a)                                  1,798            49,283
                                                                               ------------
                                                                                  5,839,396
-------------------------------------------------------------------------------------------
Construction & Engineering -- 0.2%
                Fluor Corp.                                           879           128,088
                Jacobs Engineering Group, Inc. (a)                  1,200           114,732
                                                                               ------------
                                                                                    242,820
-------------------------------------------------------------------------------------------
Construction Materials -- 0.1%
                Vulcan Materials Co.                                1,075            85,022
-------------------------------------------------------------------------------------------
Consumer Finance -- 0.6%
                American Express Co.                               11,619           604,420
                Capital One Financial Corp.                         3,883           183,510
                Discover Financial Services                         4,745            71,555
                SLM Corp.                                           5,125           103,218
                                                                               ------------
                                                                                    962,703
-------------------------------------------------------------------------------------------
Containers & Packaging -- 0.1%
                Ball Corp.                                            999            44,955
                Bemis Co.                                             999            27,353
                Pactiv Corp. (a)                                    1,293            34,433
                Sealed Air Corp.                                    1,605            37,140
                                                                               ------------
                                                                                    143,881
-------------------------------------------------------------------------------------------
Distributors -- 0.0%
                Genuine Parts Co.                                   1,668            77,228
-------------------------------------------------------------------------------------------
Diversified Consumer Services -- 0.1%
                Apollo Group, Inc. Class A (a)                      1,359            95,334
                H&R Block, Inc.                                     3,229            59,962
                                                                               ------------
                                                                                    155,296
-------------------------------------------------------------------------------------------
Diversified Financial Services -- 3.5%
                Bank of America Corp.                              44,098         1,819,483
                CIT Group, Inc.                                     1,888            45,369
                CME Group, Inc.                                       544           373,184
                Citigroup, Inc.                                    49,602         1,460,283
                IntercontinentalExchange, Inc. (a)                    691           133,018
                JPMorgan Chase & Co.                               33,375         1,456,819
                Leucadia National Corp.                             1,680            79,128
                Moody's Corp.                                       2,131            76,077
                NYSE Euronext                                       2,633           231,098
                                                                               ------------
                                                                                  5,674,459
-------------------------------------------------------------------------------------------
Diversified Telecommunication Services -- 2.5%
                AT&T Inc.                                          60,258         2,504,322
                CenturyTel, Inc.                                    1,097            45,482
                Citizens Communications Co.                         3,257            41,462
                Embarq Corp.                                        1,518            75,187
                Qwest Communications International Inc.            15,601           109,363
                Verizon Communications, Inc.                       28,718         1,254,689
                Windstream Corp.                                    4,740            61,715
                                                                               ------------
                                                                                  4,092,220
-------------------------------------------------------------------------------------------
Electric Utilities -- 1.7%
                Allegheny Energy, Inc.                              1,652           105,084
                American Electric Power Co., Inc.                   3,974           185,029
                Duke Energy Corp.                                  12,529           252,710
                Edison International                                3,237           172,759
                Entergy Corp.                                       1,935           231,271
                Exelon Corp.                                        6,557           535,313
                FPL Group, Inc.                                     4,045           274,170
                FirstEnergy Corp.                                   3,029           219,118
                PPL Corp.                                           3,698           192,629
                Pepco Holdings, Inc.                                1,990            58,367
                Pinnacle West Capital Corp.                           997            42,283
                Progress Energy, Inc.                               2,575           124,707
                The Southern Co.                                    7,546           292,408
                                                                               ------------
                                                                                  2,685,848
-------------------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
                Cooper Industries Ltd. Class A                      1,789            94,602
                Emerson Electric Co.                                7,822           443,195
                Rockwell Automation, Inc.                           1,483           102,268
                                                                               ------------
                                                                                    640,065
-------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.2%
                Agilent Technologies, Inc. (a)                      3,841           141,118
                Jabil Circuit, Inc.                                 2,067            31,563
                Molex, Inc.                                         1,407            38,411
                Tyco Electronics Ltd.                               4,940           183,422
                                                                               ------------
                                                                                    394,514
-------------------------------------------------------------------------------------------
Energy Equipment & Services -- 2.0%
                BJ Services Co.                                     2,909            70,572
                Baker Hughes, Inc.                                  3,160           256,276
                ENSCO International, Inc.                           1,439            85,793
                Halliburton Co.                                     8,755           331,902
                Nabors Industries Ltd. (a)                          2,814            77,075
                National Oilwell Varco, Inc. (a)                    3,544           260,342
                Noble Corp.                                         2,663           150,486
                Rowan Cos., Inc.                                    1,106            43,643
                Schlumberger Ltd.                                  11,882         1,168,832
                Smith International, Inc.                           1,990           146,962
                Transocean, Inc. (a)                                3,160           452,354
                Weatherford International Ltd. (a)                  3,351           229,879
                                                                               ------------
                                                                                  3,274,116
-------------------------------------------------------------------------------------------
Food & Staples Retailing -- 1.9%
                CVS/Caremark Corp.                                 14,674           583,291
                Costco Wholesale Corp.                              4,313           300,875
                The Kroger Co.                                      6,768           180,773
                SUPERVALU INC.                                      2,100            78,792
                SYSCO Corp.                                         6,043           188,602
                Safeway, Inc.                                       4,396           150,387
                Wal-Mart Stores, Inc.                              23,477         1,115,862
                Walgreen Co.                                        9,852           375,164
                Whole Foods Market, Inc.                            1,385            56,508
                                                                               ------------
                                                                                  3,030,254


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      5

                                                                   Shares
Industry        Common Stocks                                        Held          Value
===========================================================================================
Food Products -- 1.2%
                Archer-Daniels-Midland Co.                          6,388      $    296,595
                Campbell Soup Co.                                   2,211            78,999
                ConAgra Foods, Inc.                                 4,843           115,215
                Dean Foods Co.                                      1,308            33,825
                General Mills, Inc.                                 3,355           191,235
                H.J. Heinz Co.                                      3,149           146,995
                The Hershey Co.                                     1,672            65,877
                Kellogg Co.                                         2,623           137,524
                Kraft Foods, Inc.                                  15,373           501,621
                McCormick & Co., Inc.                               1,269            48,108
                Sara Lee Corp.                                      7,195           115,552
                Tyson Foods, Inc. Class A                           2,720            41,698
                Wm. Wrigley Jr. Co.                                 2,164           126,702
                                                                               ------------
                                                                                  1,899,946
-------------------------------------------------------------------------------------------
Gas Utilities -- 0.2%
                Nicor, Inc.                                           448            18,973
                Questar Corp.                                       1,716            92,836
                Spectra Energy Corp.                                6,282           162,201
                                                                               ------------
                                                                                    274,010
-------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 1.4%
                Baxter International, Inc.                          6,300           365,715
                Becton Dickinson & Co.                              2,423           202,514
                Boston Scientific Corp. (a)                        13,331           155,039
                C.R. Bard, Inc.                                     1,012            95,938
                Covidien Ltd.                                       4,947           219,103
                Hospira, Inc. (a)                                   1,565            66,732
                Medtronic, Inc.                                    11,234           564,733
                St. Jude Medical, Inc. (a)                          3,402           138,257
                Stryker Corp.                                       2,366           176,788
                Varian Medical Systems, Inc. (a)                    1,243            64,835
                Zimmer Holdings, Inc. (a)                           2,331           154,196
                                                                               ------------
                                                                                  2,203,850
-------------------------------------------------------------------------------------------
Health Care Providers & Services --1.9%
                Aetna, Inc.                                         4,972           287,033
                AmerisourceBergen Corp.                             1,669            74,888
                Cardinal Health, Inc.                               3,592           207,438
                Cigna Corp.                                         2,774           149,047
                Coventry Health Care, Inc. (a)                      1,539            91,186
                Express Scripts, Inc. (a)                           2,504           182,792
                Humana, Inc. (a)                                    1,683           126,747
                Laboratory Corp. of America Holdings (a)            1,145            86,482
                McKesson Corp.                                      2,875           188,341
                Medco Health Solutions, Inc. (a)                    2,657           269,420
                Patterson Cos., Inc. (a)                            1,389            47,157
                Quest Diagnostics, Inc.                             1,558            82,418
                Tenet Healthcare Corp. (a)                          4,711            23,932
                UnitedHealth Group, Inc.                           12,839           747,230
                WellPoint, Inc. (a)                                 5,677           498,043
                                                                               ------------
                                                                                  3,062,154
-------------------------------------------------------------------------------------------
Health Care Technology -- 0.0%
                IMS Health, Inc.                                    1,927            44,398
-------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.1%
                Carnival Corp.                                      4,340           193,087
                Darden Restaurants, Inc.                            1,410            39,071
                Harrah's Entertainment, Inc.                        1,864           165,430
                International Game Technology                       3,134           137,677
                Marriott International, Inc. Class A                3,106           106,163
                McDonald's Corp.                                   11,752           692,310
                Starbucks Corp. (a)                                 7,257           148,551
                Starwood Hotels & Resorts Worldwide, Inc.           1,979            87,135
                Wendy's International, Inc.                           864            22,326
                Wyndham Worldwide Corp.                             1,766            41,607
                Yum! Brands, Inc.                                   5,053           193,378
                                                                               ------------
                                                                                  1,826,735
-------------------------------------------------------------------------------------------
Household Durables -- 0.3%
                Black & Decker Corp.                                  621            43,253
                Centex Corp.                                        1,208            30,514
                D.R. Horton, Inc.                                   2,754            36,270
                Fortune Brands, Inc.                                1,515           109,625
                Harman International Industries, Inc.                 601            44,300
                KB Home                                               761            16,438
                Leggett & Platt, Inc.                               1,690            29,474
                Lennar Corp. Class A                                1,385            24,778
                Newell Rubbermaid, Inc.                             2,775            71,817
                Pulte Homes, Inc.                                   2,111            22,250
                Snap-On, Inc.                                         571            27,545
                The Stanley Works                                     817            39,608
                Whirlpool Corp.                                       771            62,937
                                                                               ------------
                                                                                    558,809
-------------------------------------------------------------------------------------------
Household Products -- 1.9%
                Clorox Co.                                          1,376            89,674
                Colgate-Palmolive Co.                               5,065           394,867
                Kimberly-Clark Corp.                                4,208           291,783
                The Procter & Gamble Co.                           30,857         2,265,521
                                                                               ------------
                                                                                  3,041,845
-------------------------------------------------------------------------------------------
IT Services -- 0.7%
                Affiliated Computer Services, Inc. Class A (a)        998            45,010
                Automatic Data Processing, Inc.                     5,228           232,803
                Cognizant Technology Solutions Corp. (a)            2,885            97,917
                Computer Sciences Corp. (a)                         1,729            85,534
                Convergys Corp. (a)                                 1,294            21,299
                Electronic Data Systems Corp.                       5,088           105,474
                Fidelity National Information Services, Inc.        1,696            70,537
                Fiserv, Inc. (a)                                    1,636            90,782
                Paychex, Inc.                                       3,314           120,033
                Unisys Corp. (a)                                    3,455            16,342
                The Western Union Co.                               7,461           181,153
                                                                               ------------
                                                                                  1,066,884
-------------------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- 0.2%
                The AES Corp. (a)                                   6,650           142,244
                Constellation Energy Group, Inc.                    1,795           184,041
                Dynegy, Inc. Class A (a)                            4,926            35,172
                                                                               ------------
                                                                                    361,457
-------------------------------------------------------------------------------------------
Industrial Conglomerates -- 2.9%
                General Electric Co.                              100,413         3,722,310
                3M Co.                                              7,086           597,492
                Textron, Inc.                                       2,476           176,539
                Tyco International Ltd.                             4,916           194,919
                                                                               ------------
                                                                                  4,691,260
-------------------------------------------------------------------------------------------
Insurance -- 3.4%
                ACE Ltd.                                            3,275           202,329
                AMBAC Financial Group, Inc.                         1,009            26,002
                AON Corp.                                           2,917           139,112
                Aflac, Inc.                                         4,847           303,568
                The Allstate Corp.                                  5,670           296,144
                American International Group, Inc.                 25,199         1,469,102


6      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

                                                                   Shares
Industry        Common Stocks                                        Held          Value
===========================================================================================
Insurance (concluded)
                Assurant, Inc.                                        949      $     63,488
                Chubb Corp.                                         3,813           208,114
                Cincinnati Financial Corp.                          1,649            65,201
                Genworth Financial, Inc. Class A                    4,358           110,911
                Hartford Financial Services Group, Inc.             3,118           271,858
                Lincoln National Corp.                              2,676           155,797
                Loews Corp.                                         4,367           219,835
                MBIA, Inc.                                          1,251            23,306
                Marsh & McLennan Cos., Inc.                         5,168           136,797
                MetLife, Inc.                                       7,358           453,400
                Principal Financial Group, Inc.                     2,599           178,915
                The Progressive Corp.                               6,936           132,894
                Prudential Financial, Inc.                          4,511           419,703
                Safeco Corp.                                          935            52,061
                Torchmark Corp.                                       916            55,445
                The Travelers Cos., Inc.                            6,408           344,750
                UnumProvident Corp.                                 3,585            85,287
                XL Capital Ltd. Class A                             1,771            89,099
                                                                               ------------
                                                                                  5,503,118
-------------------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.2%
                Amazon.com, Inc. (a)                                3,053           282,830
                Expedia, Inc. (a)                                   2,064            65,264
                IAC/InterActiveCorp (a)                             1,832            49,317
                                                                               ------------
                                                                                    397,411
-------------------------------------------------------------------------------------------
Internet Software & Services -- 1.5%
                Akamai Technologies, Inc. (a)                       1,651            57,125
                eBay, Inc. (a)                                     11,297           374,947
                Google, Inc. Class A (a)                            2,300         1,590,404
                VeriSign, Inc. (a)                                  2,195            82,554
                Yahoo! Inc. (a)                                    13,279           308,870
                                                                               ------------
                                                                                  2,413,900
-------------------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.1%
                Brunswick Corp.                                       874            14,902
                Eastman Kodak Co.                                   2,861            62,570
                Hasbro, Inc.                                        1,461            37,372
                Mattel, Inc.                                        3,645            69,401
                                                                               ------------
                                                                                    184,245
-------------------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.3%
                Applera Corp. -- Applied
                Biosystems Group                                    1,671            56,680
                Millipore Corp. (a)                                   542            39,664
                PerkinElmer, Inc.                                   1,178            30,652
                Thermo Fisher Scientific, Inc. (a)                  4,192           241,795
                Waters Corp. (a)                                      998            78,912
                                                                               ------------
                                                                                    447,703
-------------------------------------------------------------------------------------------
Machinery -- 1.5%
                Caterpillar, Inc.                                   6,320           458,579
                Cummins, Inc.                                       1,015           129,281
                Danaher Corp.                                       2,515           220,666
                Deere & Co.                                         4,409           410,566
                Dover Corp.                                         1,974            90,982
                Eaton Corp.                                         1,456           141,159
                ITT Corp.                                           1,801           118,938
                Illinois Tool Works, Inc.                           4,107           219,889
                Ingersoll-Rand Co. Class A                          2,707           125,794
                Manitowoc Co.                                       1,290            62,991
                PACCAR, Inc.                                        3,660           199,397
                Pall Corp.                                          1,218            49,110
                Parker Hannifin Corp.                               1,671           125,843
                Terex Corp. (a)                                     1,019            66,816
                                                                               ------------
                                                                                  2,420,011
-------------------------------------------------------------------------------------------
Media -- 2.2%
                CBS Corp. Class B                                   6,806           185,463
                Clear Channel Communications, Inc.                  4,947           170,770
                Comcast Corp. Class A (a)                          30,534           557,551
                The DIRECTV Group, Inc. (a)                         7,133           164,915
                The E.W. Scripps Co. Class A                          887            39,924
                Gannett Co., Inc.                                   2,303            89,817
                Interpublic Group of Cos., Inc. (a)                 4,684            37,987
                The McGraw-Hill Cos., Inc.                          3,269           143,215
                Meredith Corp.                                        377            20,727
                The New York Times Co. Class A                      1,429            25,050
                News Corp. Class A                                 22,984           470,942
                Omnicom Group Inc.                                  3,246           154,282
                Time Warner, Inc.                                  35,914           592,940
                Viacom, Inc. Class B (a)                            6,520           286,358
                Walt Disney Co.                                    18,913           610,512
                The Washington Post Co. Class B                        58            45,903
                                                                               ------------
                                                                                  3,596,356
-------------------------------------------------------------------------------------------
Metals & Mining -- 0.8%
                Alcoa, Inc.                                         8,427           308,007
                Allegheny Technologies, Inc.                        1,016            87,782
                Freeport-McMoRan Copper &
                  Gold, Inc. Class B                                3,795           388,760
                Newmont Mining Corp.                                4,489           219,198
                Nucor Corp.                                         2,861           169,428
                Titanium Metals Corp.                                 866            22,906
                United States Steel Corp.                           1,174           141,948
                                                                               ------------
                                                                                  1,338,029
-------------------------------------------------------------------------------------------
Multi-Utilities -- 0.9%
                Ameren Corp.                                        2,067           112,052
                CMS Energy Corp.                                    2,236            38,862
                CenterPoint Energy, Inc.                            3,192            54,679
                Consolidated Edison, Inc.                           2,698           131,797
                DTE Energy Co.                                      1,627            71,523
                Dominion Resources, Inc.                            5,811           275,732
                Integrys Energy Group, Inc.                           758            39,181
                NiSource, Inc.                                      2,724            51,456
                PG&E Corp.                                          3,518           151,591
                Public Service Enterprise Group, Inc.               2,527           248,252
                Sempra Energy                                       2,597           160,702
                TECO Energy, Inc.                                   2,093            36,021
                Xcel Energy, Inc.                                   4,172            94,162
                                                                               ------------
                                                                                  1,466,010
-------------------------------------------------------------------------------------------
Multiline Retail -- 0.6%
                Big Lots, Inc. (a)                                    898            14,359
                Dillard's, Inc. Class A                               568            10,667
                Family Dollar Stores, Inc.                          1,396            26,845
                J.C. Penney Co., Inc.                               2,203            96,910
                Kohl's Corp. (a)                                    3,117           142,759
                Macy's, Inc.                                        4,302           111,293
                Nordstrom, Inc.                                     1,868            68,612
                Sears Holdings Corp. (a)                              725            73,986
                Target Corp.                                        8,255           412,750
                                                                               ------------
                                                                                    958,181
-------------------------------------------------------------------------------------------


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      7

                                                                   Shares
Industry        Common Stocks                                        Held          Value
===========================================================================================
Office Electronics -- 0.1%
                Xerox Corp.                                         9,185      $    148,705
-------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 8.1%
                Anadarko Petroleum Corp.                            4,634           304,407
                Apache Corp.                                        3,290           353,807
                Chesapeake Energy Corp.                             4,513           176,910
                Chevron Corp.                                      20,979         1,957,970
                ConocoPhillips                                     15,893         1,403,352
                Consol Energy, Inc.                                 1,803           128,950
                Devon Energy Corp.                                  4,421           393,071
                EOG Resources, Inc.                                 2,444           218,127
                El Paso Corp.                                       6,960           119,990
                Exxon Mobil Corp.                                  54,285         5,085,962
                Hess Corp.                                          2,761           278,474
                Marathon Oil Corp.                                  7,057           429,489
                Murphy Oil Corp.                                    1,869           158,566
                Noble Energy, Inc.                                  1,706           135,661
                Occidental Petroleum Corp.                          8,233           633,859
                Peabody Energy Corp.                                2,631           162,175
                Range Resources Corp.                               1,482            76,116
                Sunoco, Inc.                                        1,168            84,610
                Tesoro Corp.                                        1,361            64,920
                Valero Energy Corp.                                 5,469           382,994
                Williams Cos., Inc.                                 5,897           210,995
                XTO Energy, Inc.                                    4,804           246,721
                                                                               ------------
                                                                                 13,007,126
-------------------------------------------------------------------------------------------
Paper & Forest Products -- 0.2%
                International Paper Co.                             4,254           137,745
                MeadWestvaco Corp.                                  1,836            57,467
                Weyerhaeuser Co.                                    2,082           153,527
                                                                               ------------
                                                                                    348,739
-------------------------------------------------------------------------------------------
Personal Products -- 0.1%
                Avon Products, Inc.                                 4,263           168,516
                The Estee Lauder Cos., Inc. Class A                 1,133            49,410
                                                                               ------------
                                                                                    217,926
-------------------------------------------------------------------------------------------
Pharmaceuticals -- 5.0%
                Abbott Laboratories                                15,353           862,071
                Allergan, Inc.                                      3,050           195,932
                Barr Pharmaceuticals, Inc. (a)                      1,071            56,870
                Bristol-Myers Squibb Co.                           19,658           521,330
                Eli Lilly & Co.                                     9,805           523,489
                Forest Laboratories, Inc. (a)                       3,099           112,959
                Johnson & Johnson                                  28,434         1,896,548
                King Pharmaceuticals, Inc. (a)                      2,429            24,873
                Merck & Co., Inc.                                  21,626         1,256,687
                Mylan, Inc.                                         3,004            42,236
                Pfizer, Inc.                                       67,859         1,542,435
                Schering-Plough Corp.                              16,093           428,718
                Watson Pharmaceuticals, Inc. (a)                    1,030            27,954
                Wyeth                                              13,305           587,948
                                                                               ------------
                                                                                  8,080,050
-------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) --0.8%
                Apartment Investment & Management
                Co. Class A                                           950            32,994
                AvalonBay Communities, Inc.                           784            73,806
                Boston Properties, Inc.                             1,185           108,795
                Developers Diversified Realty Corp.                 1,221            46,752
                Equity Residential                                  2,693            98,214
                General Growth Properties, Inc.                     2,422            99,738
                Host Marriott Corp.                                 5,190            88,438
                Kimco Realty Corp.                                  2,511            91,400
                Plum Creek Timber Co., Inc.                         1,712            78,820
                ProLogis                                            2,559           162,189
                Public Storage                                      1,237            90,808
                Simon Property Group, Inc.                          2,216           192,482
                Vornado Realty Trust                                1,331           117,061
                                                                               ------------
                                                                                  1,281,497
-------------------------------------------------------------------------------------------
Real Estate Management & Development -- 0.0%
                CB Richard Ellis Group, Inc. (a)                    1,966            42,367
-------------------------------------------------------------------------------------------
Road & Rail -- 0.6%
                Burlington Northern Santa Fe Corp.                  2,961           246,444
                CSX Corp.                                           4,177           183,704
                Norfolk Southern Corp.                              3,848           194,093
                Ryder System, Inc.                                    577            27,125
                Union Pacific Corp.                                 2,609           327,743
                                                                               ------------
                                                                                    979,109
-------------------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 2.1%
                Advanced Micro Devices, Inc. (a)                    5,998            44,985
                Altera Corp.                                        3,337            64,471
                Analog Devices, Inc.                                3,014            95,544
                Applied Materials, Inc.                            13,692           243,170
                Broadcom Corp. Class A (a)                          4,675           122,204
                Intel Corp.                                        58,094         1,548,786
                KLA-Tencor Corp.                                    1,810            87,170
                LSI Logic Corp. (a)                                 7,014            37,244
                Linear Technology Corp.                             2,220            70,663
                MEMC Electronic Materials, Inc. (a)                 2,276           201,403
                Microchip Technology, Inc.                          2,129            66,893
                Micron Technology, Inc. (a)                         7,555            54,774
                National Semiconductor Corp.                        2,335            52,864
                Novellus Systems, Inc. (a)                          1,154            31,816
                Nvidia Corp. (a)                                    5,520           187,790
                Teradyne, Inc. (a)                                  1,725            17,837
                Texas Instruments, Inc.                            13,892           463,993
                Xilinx, Inc.                                        2,921            63,882
                                                                               ------------
                                                                                  3,455,489
-------------------------------------------------------------------------------------------
Software -- 3.0%
                Adobe Systems, Inc. (a)                             5,701           243,604
                Autodesk, Inc. (a)                                  2,294           114,149
                BMC Software, Inc. (a)                              1,946            69,355
                CA, Inc.                                            3,893            97,130
                Citrix Systems, Inc. (a)                            1,885            71,649
                Compuware Corp. (a)                                 2,844            25,255
                Electronic Arts, Inc. (a)                           3,129           182,765
                Intuit, Inc. (a)                                    3,306           104,503
                Microsoft Corp.                                    79,940         2,845,864
                Novell, Inc. (a)                                    3,476            23,880
                Oracle Corp. (a)                                   39,181           884,707
                Symantec Corp. (a)                                  8,617           139,078
                                                                               ------------
                                                                                  4,801,939
-------------------------------------------------------------------------------------------
Specialty Retail -- 1.2%
                Abercrombie & Fitch Co. Class A                       857            68,534
                AutoNation, Inc. (a)                                1,371            21,470
                AutoZone, Inc. (a)                                    439            52,640


8      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

                                                                   Shares
Industry        Common Stocks                                        Held          Value
===========================================================================================
Specialty Retail (concluded)
                Bed Bath & Beyond, Inc. (a)                         2,631      $     77,325
                Best Buy Co., Inc.                                  3,487           183,590
                Circuit City Stores, Inc.                           1,675             7,035
                GameStop Corp. Class A (a)                          1,580            98,134
                The Gap, Inc.                                       4,628            98,484
                Home Depot, Inc.                                   16,768           451,730
                Limited Brands, Inc.                                3,088            58,456
                Lowe's Cos., Inc.                                  14,532           328,714
                Office Depot, Inc. (a)                              2,712            37,724
                OfficeMax, Inc.                                       749            15,474
                RadioShack Corp.                                    1,302            21,952
                The Sherwin-Williams Co.                            1,036            60,129
                Staples, Inc.                                       7,026           162,090
                TJX Cos., Inc.                                      4,342           124,746
                Tiffany & Co.                                       1,352            62,233
                                                                               ------------
                                                                                  1,930,460
-------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.3%
                Coach, Inc. (a)                                     3,658           111,862
                Jones Apparel Group, Inc.                             843            13,480
                Liz Claiborne, Inc.                                   988            20,106
                Nike, Inc. Class B                                  3,816           245,140
                Polo Ralph Lauren Corp.                               585            36,147
                VF Corp.                                              877            60,215
                                                                               ------------
                                                                                    486,950
-------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 0.6%
                Countrywide Financial Corp.                         5,750            51,405
                Fannie Mae                                          9,719           388,566
                Freddie Mac                                         6,573           223,942
                Hudson City Bancorp, Inc.                           5,171            77,668
                MGIC Investment Corp.                                 810            18,168
                Sovereign Bancorp, Inc.                             3,581            40,823
                Washington Mutual, Inc.                             8,631           117,468
                                                                               ------------
                                                                                    918,040
-------------------------------------------------------------------------------------------
Tobacco -- 1.1%
                Altria Group, Inc.                                 20,928         1,581,738
                Reynolds American, Inc.                             1,700           112,132
                UST, Inc.                                           1,556            85,269
                                                                               ------------
                                                                                  1,779,139
-------------------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.0%
                W.W. Grainger, Inc.                                   666            58,288
-------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.3%
                American Tower Corp. Class A (a)                    4,021           171,295
                Sprint Nextel Corp.                                28,258           371,028
                                                                               ------------
                                                                                    542,323
-------------------------------------------------------------------------------------------
                Total Common Stocks
                (Cost -- $106,530,541) -- 79.1%                                 127,850,700
===========================================================================================

===========================================================================================

                                                                     Face
                U.S. Government Obligations                        Amount
===========================================================================================
                U.S. Treasury Notes, 4.625%
                  due 11/30/2008                              $33,300,000        33,708,458
-------------------------------------------------------------------------------------------
                Total U.S. Government Obligations
                (Cost -- $33,568,442) -- 20.8%                                   33,708,458
===========================================================================================

===========================================================================================

                Short-Term Securities
===========================================================================================
Time Deposits -- 1.5%
                State Street Bank & Trust Co., 3.25%
                  due 1/02/2008                                 2,467,750         2,467,750
-------------------------------------------------------------------------------------------
                Total Short-Term Securities
                (Cost -- $2,467,750) -- 1.5%                                      2,467,750
===========================================================================================
                Total Investments Before Options Written
                (Cost -- $142,566,733*) -- 101.4%                               164,026,908
-------------------------------------------------------------------------------------------

===========================================================================================

                                                       Number of
                Options Written                         Contracts
===========================================================================================
Call Options Written
                S&P 500 Index, expiring January
                  2008 at USD 1,480                                   881        (1,797,240)
-------------------------------------------------------------------------------------------
                Total Options Written
                (Premiums Received -- $2,605,609) -- (1.1%)                      (1,797,240)
===========================================================================================
Total Investments, Net of Options Written
(Cost -- $139,961,124) -- 100.3%                                                162,229,668

Liabilities in Excess of Other Assets -- (0.3%)                                    (524,624)
                                                                               ------------
Net Assets -- 100.0%                                                           $161,705,044
                                                                               ============


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      9

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................   $ 163,187,698
                                                                  =============
      Gross unrealized appreciation ...........................   $   1,720,081
      Gross unrealized depreciation ...........................        (880,871)
                                                                  -------------
      Net unrealized appreciation .............................   $     839,210
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                   Purchase      Sales     Realized     Dividend
      Affiliate                      Cost        Cost        Gain        Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.     $3,357     $49,951     $20,720      $12,483
      --------------------------------------------------------------------------

o Financial futures contracts purchased as of December 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration        Face          Unrealized
      Contracts        Issue            Date           Value        Depreciation
      --------------------------------------------------------------------------
         21       E-MINI S&P 500     March 2008      $1,551,373        $(259)
      --------------------------------------------------------------------------

o     Total Return Swaps outstanding as of December 31, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Notional      Unrealized
      Counterparty            Receive Total Return                    Pay                 Expiration        Amount      Appreciation
      ------------------------------------------------------------------------------------------------------------------------------
      HSBC Bank USA NA        CBOE S&P 500
                              BuyWrite Index                12-month LIBOR rate with
                              (BXMSM) -- Total Return       a negotiated spread          October 2008    $20,000,000      $ 73,276

      Deutsche Bank AG        CBOE S&P 500
                              BuyWrite Index                12-month LIBOR rate with
                              (BXMSM) -- Total Return       a negotiated spread          October 2008    $94,580,000      $386,880
      ------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                               $460,156
                                                                                                                          ==========

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

      See Notes to Financial Statements.


10      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

Statement of Assets, Liabilities and Capital

As of December 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $142,037,416) ...                    $ 163,570,360
            Investments in affiliated securities, at value (identified cost -- $529,317) .........                          456,548
            Cash .................................................................................                           36,498
            Cash collateral on financial futures contracts .......................................                           75,600
            Unrealized appreciation on swaps
            Receivables:
                Dividends ........................................................................   $     187,809
                Interest .........................................................................         134,879
                Securities sold ..................................................................          31,581          354,269
                                                                                                     ------------------------------
            Total assets .........................................................................                      164,953,431
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received -- $2,605,609) ..........................                        1,797,240
            Payables:
                Dividends and distributions to shareholders ......................................       1,144,791
                Investment adviser ...............................................................         108,613
                Securities purchased .............................................................          66,380
                Variation margin .................................................................           8,663        1,328,447
                                                                                                     -------------
            Accrued expenses .....................................................................                          122,700
                                                                                                                      -------------
            Total liabilities ....................................................................                        3,248,387
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets ...........................................................................                    $ 161,705,044
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, $.001 par value, 100,000,000 shares authorized .........................                    $       9,054
            Paid-in capital in excess of par .....................................................                      161,986,341
            Accumulated realized capital losses -- net ...........................................   $ (23,018,792)
            Unrealized appreciation -- net .......................................................      22,728,441
                                                                                                     -------------
            Total accumulated losses .............................................................                         (290,351)
                                                                                                                      -------------
            Total capital -- Equivalent to $17.86 per share based on 9,053,558 shares of
              Common Stock outstanding (market price -- $17.15) ..................................                    $ 161,705,044
                                                                                                                      =============

      See Notes to Financial Statements.


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      11

Statement of Operations

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $12,483 from affiliates) ........................................                    $   2,581,263
            Interest .............................................................................                        1,766,588
                                                                                                                      -------------
            Total income .........................................................................                        4,347,851
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees .............................................................   $   1,364,170
            Professional fees ....................................................................          75,718
            Accounting services ..................................................................          70,886
            Directors' fees and expenses .........................................................          59,743
            Transfer agent fees ..................................................................          31,225
            Custodian fees .......................................................................          26,376
            Repurchase offer .....................................................................          24,199
            Listing fees .........................................................................          23,750
            Printing and shareholder reports .....................................................          21,557
            Other ................................................................................          28,540
                                                                                                     -------------
            Total expenses before reimbursement ..................................................       1,726,164
            Reimbursement of expenses ............................................................         (36,498)
                                                                                                     -------------
            Total expenses after reimbursement ...................................................                        1,689,666
                                                                                                                      -------------
            Investment income -- net .............................................................                        2,658,185
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on:
                Investments (including $20,720 from affiliates) -- net ...........................       3,269,855
                Financial futures contracts and swaps -- net .....................................       2,611,031
                Options written -- net ...........................................................         521,144        6,402,030
                                                                                                     -------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net ...............................................................       1,968,283
                Financial futures contracts and swaps -- net .....................................      (1,336,521)
                Options written -- net ...........................................................          42,194          673,956
                                                                                                     ------------------------------
            Total realized and unrealized gain -- net ............................................                        7,075,986
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations .................................                    $   9,734,171
                                                                                                                      =============

      See Notes to Financial Statements.


12      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

Statements of Changes in Net Assets

                                                                                                            For the Year Ended
                                                                                                               December 31,
                                                                                                     ------------------------------
Increase (Decrease) in Net Assets:                                                                        2007             2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .............................................................   $   2,658,185    $   2,321,240
            Realized gain -- net .................................................................       6,402,030        7,648,713
            Change in unrealized appreciation/depreciation -- net ................................         673,956       15,894,635
                                                                                                     ------------------------------
            Net increase in net assets resulting from operations .................................       9,734,171       25,864,588
                                                                                                     ------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .............................................................      (4,593,708)        (429,115)
            Realized gain -- net .................................................................      (8,859,304)     (19,628,868)
            Tax return of capital ................................................................      (6,492,084)              --
                                                                                                     ------------------------------
            Net decrease in net assets resulting from dividends and distributions to
              shareholders .......................................................................     (19,945,096)     (20,057,983)
                                                                                                     ------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net redemption of Common Stock resulting from a repurchase offer (including $7,112
              and $2,759 of repurchase fees, respectively) .......................................      (1,898,998)      (5,378,110)
            Value of shares issued to shareholders in reinvestment of dividends and
              distributions ......................................................................       1,433,234        1,911,192
                                                                                                     ------------------------------
            Net decrease in net assets resulting from common stock transactions ..................        (465,764)      (3,466,918)
                                                                                                     ------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ..............................................       2,339,687
            Beginning of year ....................................................................     172,381,733      170,042,046
                                                                                                     ------------------------------
            End of year* .........................................................................   $ 161,705,044    $ 172,381,733
                                                                                                     ==============================
                * Undistributed investment income -- net .........................................              --    $   1,911,324
                                                                                                     ==============================

      See Notes to Financial Statements.


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      13

Financial Highlights

                                                                                                                    For the Period
                                                                                          For the Year Ended         September 30,
                                                                                            December 31,              2005+++ to
The following per share data and ratios have been derived                           ---------------------------      December 31,
from information provided in the financial statements.                                  2007            2006             2005
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
          Net asset value, beginning of period ..................................   $     18.99     $     18.37      $     19.10
                                                                                    ----------------------------------------------
          Investment income -- net*** ...........................................           .29             .25              .06
          Realized and unrealized gain (loss) -- net ............................           .78*           2.57*            (.20)
                                                                                    ----------------------------------------------
          Total from investment operations ......................................          1.07            2.82             (.14)
                                                                                    ----------------------------------------------
          Less dividends and distributions from:
              Investment income -- net ..........................................          (.50)           (.05)            (.06)
              Realized gain -- net ..............................................          (.98)          (2.15)            (.06)
              Tax return of capital .............................................          (.72)             --             (.43)
                                                                                    ----------------------------------------------
          Total dividends and distributions .....................................         (2.20)          (2.20)            (.55)
                                                                                    ----------------------------------------------
          Offering costs resulting from the issuance of Common Stock ............            --              --             (.04)
                                                                                    ----------------------------------------------
          Net asset value, end of period ........................................   $     17.86     $     18.99      $     18.37
                                                                                    ----------------------------------------------
          Market price per share, end of period .................................   $     17.15     $     20.31      $     16.83
                                                                                    ==============================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
          Based on net asset value per share ....................................          6.34%          16.11%            (.73%)+
                                                                                    ==============================================
          Based on market price per share .......................................         (4.53%)         35.55%          (13.14%)+
                                                                                    ==============================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
          Expenses, net of reimbursement ........................................           .98%           1.06%            1.36%++
                                                                                    ==============================================
          Expenses ..............................................................          1.00%           1.06%            1.36%++
                                                                                    ==============================================
          Investment income -- net ..............................................          1.54%           1.32%            1.32%++
                                                                                    ==============================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period (in thousands) ..............................   $   161,705     $   172,382      $   170,042
                                                                                    ==============================================
          Portfolio turnover ....................................................            24%             26%               7%
                                                                                    ==============================================

*     Includes repurchase offer fees, which are less than $.01 per share.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.
++    Annualized.
+++   Commencement of operations.

      See Notes to Financial Statements.


14      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

Notes to Financial Statements

1. Significant Accounting Policies:

Enhanced S&P 500(R) Covered Call Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of approximately five years. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol BEO. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Advisor using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract.

o Options -- The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      15
      index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received). Written options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps -- The Fund will enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. A portion of the distributions paid by the Fund during the year ended December 31, 2007 was characterized as a tax return of capital.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB


16      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. All tax years of the Fund are open at this time.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

(h) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $24,199 has been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income as a result of a permanent difference attributable to nondeductible expenses. This reclassification has no effect on net assets or net asset value per share.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions. In addition, IQ entered into a Subadvisory Agreement with Oppenheimer Capital, LLC (the "Subadviser") pursuant to which the Subadviser provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ pays the Subadviser a monthly fee at an annual rate equal to .40% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions. There is no increase in the aggregate fees paid by the Fund for these services.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock, Inc. ML & Co. is a principal owner of BlackRock, Inc.

Certain officers of the Fund are officers and/or directors of IQ, ML & Co., BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $39,725,595 and $50,136,378, respectively.


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      17

Notes to Financial Statements (concluded)

Transactions in call options written for the year ended December 31, 2007 were as follows:

-------------------------------------------------------------------------------
                                                        Number of     Premiums
                                                        Contracts     Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of year ............................            960    $  1,447,776
Options written ................................         11,356      30,245,107
Options closed .................................         (7,658)    (21,263,290)
Options expired ................................         (3,777)     (7,823,984)
                                                         ----------------------
Outstanding call options written,
  end of year ..................................            881    $  2,605,609
                                                         ======================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of capital stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

Shares issued and outstanding for the year ended December 31, 2007 increased by 76,816 from dividend and distribution reinvestments and decreased by 101,605 as a result of a repurchase offer. Shares issued and outstanding for the year ended December 31, 2006 increased by 99,053 from dividend and distribution reinvestments and decreased by 275,942 as a result of a repurchase offer.

With regard to repurchase fees, IQ will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                        12/31/2007    12/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..................................   $ 7,206,520   $ 9,922,149
  Long-term capital gains ..........................     6,246,492    10,135,834
  Tax return of capital ............................     6,492,084            --
                                                       -------------------------
Total distributions ................................   $19,945,096   $20,057,983
                                                       =========================

As of December 31, 2007 the components of accumulated losses on a tax basis were as follows:

------------------------------------------------------------------------------
Undistributed ordinary income -- net .............................          --
Undistributed long-term capital gains -- net .....................          --
                                                                     ---------
Total undistributed earnings -- net ..............................          --
Capital loss carryforward ........................................          --
Unrealized losses -- net .........................................   $(290,351)*
                                                                     ---------
Total accumulated losses -- net ..................................   $(290,351)
                                                                     =========

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain financial futures contracts and options, the deferral of post-October capital losses for tax purposes and the realization for tax purposes of unrealized gains (losses) on certain securities that are part of a straddle.


18      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Enhanced S&P 500(R) Covered Call Fund Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of Enhanced S&P 500(R) Covered Call Fund Inc. as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Enhanced S&P 500(R) Covered Call Fund Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 29, 2008

Fund Certification (Unaudited)

In May 2007, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's website at http://www.sec.gov.

Important Tax Information (Unaudited)

The following information is provided with respect to the taxable ordinary income portion of the distributions paid by Enhanced S&P 500 Covered Call Fund Inc. to shareholders of record on June 21, 2007 and December 20, 2007:

--------------------------------------------------------------------------------
Federal Obligation Interest ........................................    22.77%*
Interest-Related Dividends for Non-U.S. Residents ..................    33.56%**
Short-Term Capital Gain Dividends for Non-U.S. Residents ...........    36.28%**
--------------------------------------------------------------------------------
* The law varies in each state as to whether and what percentage of dividend income attributable to Federal Obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.344502 per share to shareholders of record on June 21, 2007 and December 20, 2007.


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      19

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York Mellon (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035, Telephone:
877-296-3711.


20      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

Directors and Officers

                                                                                                     Number of
                                                                                                     IQ Advisors-
                                                                                                     Affiliate
                                                                                                     Advised Funds   Other Public
                           Position(s)   Length of                                                   and Portfolios  Directorships
                           Held with     Time                                                        Overseen By     Held by
Name        Address & Age  Fund          Served**  Principal Occupation(s) During Past 5 Years       Director        Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &    2005 to   Professor, Columbia University Business School    11              None
Glasserman  Princeton, NJ  Chairman of   present   since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 45        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director &    2005 to   Retired since August 2002; Managing Director,     11              Ametek, Inc.
Kohlhagen   Princeton, NJ  Chairman of   present   Wachovia National Bank and its predecessors
            08543-9095     Nominating              (1992 - 2002).
            Age: 60        & Corporate
                           Governance
                           Committee
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &    2005 to   Retired since November 2004; Chairman and         11              None
Rainer      Princeton, NJ  Chairman of   present   Chief Executive Officer, OneChicago, LLC, a
            08543-9095     the Board               designated contract market (2001 - 2004);
            Age: 61                                Chairman, U.S. Commodity Futures
                                                   Trading Commission (1999 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Laura S.    P.O. Box 9095  Director      2007 to   Independent Consultant; Commissioner of the       11              CA, Inc.
Unger       Princeton, NJ                present   Securities and Exchange Commission (1997 -                        (software) and
            08543-9095                             2002), including Acting Chairperson of the SEC                    Ambac Financial
            Age: 46                                from February to August 2001; Regulatory Expert                   Group, Inc.
                                                   for CNBC (2002 - 2003).
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      21

Directors and Officers (concluded)

                           Position(s)   Length of
                           Held with     Time
Name        Address & Age  Fund          Served    Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President     2005 to   IQ Investment Advisors LLC, President since April 2004; MLPF&S, Managing
M. Cox      Princeton, NJ                present   Director, Head of Global Investments & Insurance Solutions and Head of Global
            08543-9011                             Alternative Investments since 2008; MLPF&S, Managing Director, Head of Financial
            Age: 42                                Products Group since 2007; Head of Global Wealth Management Market Investments &
                                                   Origination (2003 - 2007); MLPF&S, FAM Distributors ("FAMD"), Director since
                                                   2006; IQ Financial Products LLC, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Managing
Ferri       Princeton, NJ  President     present   Director, Structured and Alternative Solutions since 2008; MLPF&S, Director,
            08543-9011                             Structured and Alternative Solutions in 2007; Director, Global Wealth Management
            Age: 32                                Market Investments & Origination (2005 - 2007); MLPF&S, Vice President, Global
                                                   Private Client Market Investments & Origination (2005); MLPF&S, Vice President,
                                                   Head of Global Private Client Rampart Equity Derivatives (2004 - 2005); MLPF&S,
                                                   Vice President, Co-Head Global Private Client Domestic Analytic Development
                                                   (2002 - 2004); mPower Advisors LLC, Vice President, Quantitative Development
                                                   (1999 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Secretary and Treasurer (2004 - March 2007);
Burke       Princeton, NJ  President     present   BlackRock, Inc., Managing Director since 2006; Merrill Lynch Investment
            08543-9011     and                     Managers, L.P. ("MLIM") and Fund Asset Management ("FAM") Managing Director
            Age: 47        Secretary               (2006); MLIM and FAM, First Vice President (1997 - 2005) and Treasurer (1999 -
                                                   2006); Princeton Services, Inc., Senior Vice President and Treasurer (1999 -
                                                   2006).
------------------------------------------------------------------------------------------------------------------------------------
James E.    P.O. Box 9011  Vice          2007 to   IQ Investment Advisors LLC, Treasurer since March 2007; MLPF&S, Director,
Hillman     Princeton, NJ  President     present   Structured and Alternative Solutions since 2007; Director, Global Wealth
            08543-9011     and                     Management Market Investments & Origination (September 2006 - 2007); Managed
            Age: 50        Treasurer               Account Advisors LLC, Vice President and Treasurer since November 2006;
                                                   Director, Citigroup Alternative Investments Tax Advantaged Short Term Fund in
                                                   2006; Director, Korea Equity Inc. Fund in 2006; Independent Consultant, January
                                                   to September 2006; Managing Director, The Bank of New York, Inc. (1999 - 2006).
------------------------------------------------------------------------------------------------------------------------------------
Catherine   P.O. Box 9011  Chief         2007 to   IQ Investment Advisors LLC, Chief Compliance Officer since April 2007; Merrill
A.          Princeton, NJ  Compliance    present   Lynch & Co., Inc., Director, Corporate Compliance since September 2007;
Johnston    08543-9011     Officer                 BlackRock, Inc., Director (2006 - 2007); MLIM, Director (2003 - 2006), Vice
            Age: 53                                President (1998 - 2003).
------------------------------------------------------------------------------------------------------------------------------------
Martin G.   P.O. Box 9011  Chief         2006 to   IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch &
Byrne       Princeton, NJ  Legal         present   Co., Inc., Office of General Counsel, Managing Director since 2006, First Vice
            08543-9011     Officer                 President (2002 - 2006), Director (2000 - 2002); Managed Account Advisors LLC,
            Age: 45                                Chief Legal Officer since November 2006; FAMD, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Vice President (2005 - March 2007); BlackRock, Inc.,
Fife        Princeton, NJ  President     present   Managing Director since 2007; BlackRock, Inc., Director in 2006; MLIM, Director
            08543-9011                             (2000 - 2006); MLPF&S, Director (2000) and Vice President (1997 - 2000).
            Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Chief Administrative Officer and Secretary since
Rusch       Princeton, NJ  President     present   2007, Vice President since 2005; MLPF&S, Director, Structured and Alternative
            08543-9011     and                     Solutions since 2007; MLPF&S, Director, Global Wealth Management Market
            Age: 40        Assistant               Investments & Origination (2005 - 2007); MLIM, Director from January 2005 to
                           Secretary               July 2005; Vice President of MLIM (1998 - 2004).
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

NYSE Symbol

BEO


22      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the "1940 Act"), as amended. As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding the periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately once every 13 months) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer as may be permitted under Rule 23c-3.

b) The repurchase request deadline, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent offer, will be determined by reference to the maturity date of the swap contracts that comprise the Fund's leveraging transactions (as described in the Fund's prospectus) for each annual period, and will be the fourteenth day prior to such maturity date; provided that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the maturity date of the swap contracts (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

Under the terms of the Offer for the most recent annual period, the Fund offered to purchase up to 457,758 shares from shareholders at an amount per share equal to the Fund's net asset value per share calculated as of the close of business on the New York Stock Exchange on October 24, 2007, ten business days after Wednesday, October 10, 2007, the Repurchase Request Deadline. As of October 24, 2007, 101,605 shares, or 1.11% of the Fund's outstanding shares, were repurchased by the Fund at $18.76 per share (subject to a repurchase fee of 0.39% of the net asset value per share), the Fund's net asset value per share was determined as of 4:00 p.m. EST, Wednesday, October 24, 2007.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


      ENHANCED S&P 500(R) COVERED CALL FUND INC.       DECEMBER 31, 2007      23

  [LOGO]
    IQ
INVESTMENT
 ADVISORS                                                      www.IQIAFunds.com

Enhanced S&P 500(R) Covered Call Fund Inc. seeks to provide leveraged returns on the CBOE S&P 500(R) BuyWrite IndexSM less fees and expenses.

This report, including the financial information herein, is transmitted to shareholders of Enhanced S&P 500(R) Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Enhanced S&P 500(R) Covered Call Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #IQBEO -- 12/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
            (ii) each audit committee financial expert is independent: (1) Alan
            R. Batkin (resigned as of February 22, 2007) and (2) Steven W. Kohlhagen.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
Registrant Name         End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Enhanced S&P 500(R)   $26,000      $26,000           $0            $0           $8,500        $11,500         $0             $0
CoveredCall Fund Inc.
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                 Registrant Name                  Year End           Year End
            --------------------------------------------------------------------
            Enhanced S&P 500(R)                  $2,102,500         $1,972,500
            Covered Call Fund Inc.
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $0, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

            Alan R. Batkin (resigned as of February 22, 2007)
            Steven W. Kohlhagen
            Paul Glasserman
            William J. Rainer
            Laura S. Unger (effective September 12, 2007)

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - The registrant has delegated the voting of proxies relating to its voting securities to its investment sub-adviser, Oppenheimer Capital LLC (the "Sub-adviser" or "Oppenheimer Capital"). The Proxy Voting Policies and Procedures of the Sub-adviser (the "Proxy Voting Policies") are attached as an Exhibit hereto.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2007.

            (a)(1) Mr. Stephen Bond-Nelson is primarily responsible for the day-to-day management of the registrant's portfolio. As of December 31, 2005, Mr. Stephen Bond-Nelson was a co-portfolio manager for the Fund. From 1999 to 2004, Stephen was a Senior Research Analyst at PEA Capital LLC. Prior to joining the firm, he was a Senior Research Analyst at Prudential Mutual Funds. He has over fourteen years of investment management experience.

            (a)(2) As of December 31, 2007:

            -----------------------------------------------------------------------------------------------------------------------
                                                                                             (iii) Number of Other Accounts and
                                      (ii) Number of Other Accounts Managed                     Assets for Which Advisory Fee is
                                           and Assets by Account Type                                 Performance-Based
            -----------------------------------------------------------------------------------------------------------------------
                                    Other             Other                                Other            Other
              (i) Name of         Registered          Pooled                             Registered        Pooled
               Portfolio          Investment        Investment         Other             Investment       Investment        Other
                Manager           Companies          Vehicles         Accounts           Companies         Vehicles        Accounts
            -----------------------------------------------------------------------------------------------------------------------
            Stephen
            Bond-Nelson               3                    3             0                   0                 3              0
            -----------------------------------------------------------------------------------------------------------------------
                               $2,225,086,943       $454,554,586        $0                  $0            $454,554,586       $0
            -----------------------------------------------------------------------------------------------------------------------

            (iv) Potential Material Conflicts of Interest

            The potential for conflicts of interests exists when portfolio managers are responsible for managing other accounts that have similar investment objectives and strategies as the Fund. Potential conflicts include, for example conflicts between investment strategies and conflicts in the allocation of investment opportunities. Typically, client portfolios having similar strategies are managed by portfolio managers in the same group using similar objectives, approach and philosophy. Therefore, portfolio holdings, relative position size and industry and sector exposures tend to be similar across portfolios with similar strategies, which minimizes the potential for conflicts of interest.

            Oppenheimer Capital may receive more compensation with respect to certain accounts managed in a similar style than that received with respect to the Fund or may receive compensation based in part on the performance of certain similarly managed accounts. This may create a potential conflict of interest for Oppenheimer Capital or its portfolio managers by providing an incentive to favor these types of accounts when for example, placing securities transactions. Similarly, it could be viewed as having a conflict of interest to the extent that Oppenheimer Capital or an affiliate has a proprietary investment in an account managed in a similar strategy, or the portfolio manager has personal investments in similarly managed strategies. Potential conflicts of interest may arise with both the aggregation and allocation of investment opportunities because of market factors or investment restrictions imposed upon Oppenheimer Capital by law, regulation, contract or internal policies. The allocation of aggregated trades, in particular those that were partially completed due to limited availability, could also raise a conflict of interest, as Oppenheimer Capital could have an incentive to allocate securities that are expected to increase in value to favored accounts, for example, initial public offerings of limited availability. Another potential conflict of interest may arise when transactions for one account occurs after transactions in a different account in the same or different strategy thereby increasing the value of the securities when a purchase follows a purchase of size in another account or similarly decreasing the value if it is a sale. Oppenheimer Capital also manages accounts that may engage in short sales of securities of the type in which the Fund invests. Oppenheimer Capital could be seen as harming the performance of the Fund for the benefit of the accounts engaging in the short sales if the short sales cause the market value of the securities to fall.

            Oppenheimer Capital or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments due to liquidity or other concerns or regulatory restrictions. Such policies may preclude a Fund from purchasing a particular security or financial instrument, even if such security or financial instrument would otherwise meet the Fund's objectives.

            Oppenheimer Capital and its affiliates' objective are to meet their fiduciary obligation with respect to all clients. Oppenheimer Capital and its affiliates have policies and procedures that are reasonably designed to seek to manage conflicts. Oppenheimer Capital and its affiliates monitor a variety of areas, including compliance with fund guidelines, trade allocations, and compliance with the respective Code of Ethics. Allocation policies and procedures are designed to achieve a fair and equitable allocation of investment opportunities among its client over time.

            Orders for the same equity security traded through a single trading desk or system are typically aggregated on a continual basis throughout each trading day consistent with Oppenheimer Capital's best execution obligation for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated on a pro-rata average price basis, subject to certain limited exceptions.

            (a)(3) As of December 31, 2007:

            Compensation. Mr. Bond-Nelson's compensation consists of the following elements:

            Base salary. The portfolio manager is paid a fixed base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm's intentions are to be competitive in light of the portfolio manager's experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

            Annual bonus and Long Term Incentive Plan. The portfolio manager is eligible for an annual bonus in addition to a base salary. The bonus typically forms the majority of the individual's cash compensation and is based in part on pre-tax performance against the Fund's relevant benchmark or peer group ranking of the portfolio over a one or three year period, with some consideration for longer time periods. In addition to any bonus, the Firm utilizes two long-term incentive plans. The first plan is an Allianz Global Investors Plan for key employees. The plan provides awards that are based on the Compound Annual Growth Rate (CAGR) of Oppenheimer Capital over a period between either one year or over a three year period as well as the collective earnings growth of all the asset management companies of Allianz Global Investors. The second plan is a deferred retention award for key investment professionals. The deferred retention award typically vests over a three year period and is invested in the fund(s) that the individual manages.

            Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

            (a)(4) Beneficial Ownership of Securities. As of December 31, 2007, Mr. Bond-Nelson did not beneficially own any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers -

            ------------------------------------------------------------------------------------------------------------------------
            Period                    (a) Total         (b) Average          (c) Total Number of           (d) Maximum Number (or
                                      Number of         Price Paid per       Shares Purchased as Part      Approx. Dollar Value) of
                                      Shares            Share                of Publicly Announced         Shares that May Yet Be
                                      Purchased                              Plans or Programs             Purchased Under the Plans
                                                                                                           or Programs
            ------------------------------------------------------------------------------------------------------------------------

            July 1-31, 2007
            ------------------------------------------------------------------------------------------------------------------------
            August 1-31, 2007
            ------------------------------------------------------------------------------------------------------------------------
            September 1-30, 2007
            ------------------------------------------------------------------------------------------------------------------------
            October 1-31, 2007         101,605           $18.76 (1)                101,605(2)                         0
            ------------------------------------------------------------------------------------------------------------------------
            November 1-30, 2007
            ------------------------------------------------------------------------------------------------------------------------
            December 1-31, 2007
            ------------------------------------------------------------------------------------------------------------------------
            Total:                     101,605           $18.76 (1)                101,605(2)                         0
            ------------------------------------------------------------------------------------------------------------------------

      (1) Subject to a repurchase fee of up to 0.39% of the net asset value per share.
      (2) On August 30, 2007, the repurchase offer was announced to repurchase up to 5% of outstanding shares. The expiration date of the offer was October 10, 2007. The registrant may conduct annual repurchases for between 5% and 25% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Corporate Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: February 20, 2008


By: /s/ James E. Hillman
    ---------------------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: February 20, 2008